Organization (Details)	3 Months Ended
Mar. 31, 2013 subsidiary area
Real Estate Properties [Line Items]
Number of wholly-owned subsidiaries	2
Number of metropolitan areas	17
Unconsolidated Joint Venture [Member]
Real Estate Properties [Line Items]
Number of real estate properties	5
Office properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	75
Square footage of real estate property	20,900,000
Percentage Leased as of Acquisition	86.00%